Stock-Based Compensation - RSA, RSU (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Grant Date Fair Value
Stock incentive plan, vesting period	4 years
Restricted Stock Awards
Number of Shares
Number of Shares, Restricted Stock outstanding, Beginning Balance	83,028
Number of Shares, Granted		0
Number of Shares, Vested	(32,293)
Number of Shares, Forfeited	(3,500)
Number of Shares, Restricted Stock outstanding, Ending Balance	47,235	83,028
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Beginning Balance	$ 27.06
Weighted Average Grant Date Fair Value, Vested	26.45
Weighted Average Grant Date Fair Value, Forfeited	28.69
Weighted Average Grant Date Fair Value, Ending Balance	$ 27.36	$ 27.06
Stock incentive plan, vesting period	4 years
Unrecognized compensation expense	$ 0.6
Weighted-average period for recognition of compensation cost	1 year 2 months 12 days
Restricted Stock Units
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Granted	$ 38.35	$ 31.87	$ 31.72
Stock incentive plan, vesting period	4 years
Unrecognized compensation expense	$ 11.2
Weighted-average period for recognition of compensation cost	2 years
Earned Restricted Stock Units [Member]
Number of Shares
Number of Shares, Restricted Stock outstanding, Beginning Balance	786,797
Number of Shares, Granted	565,370
Number of Shares, Vested	(427,569)
Number of Shares, Forfeited	(33,159)
Number of Shares, Restricted Stock outstanding, Ending Balance	891,439	786,797
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Beginning Balance	$ 29.17
Weighted Average Grant Date Fair Value, Granted	38.35
Weighted Average Grant Date Fair Value, Vested	22.75
Weighted Average Grant Date Fair Value, Forfeited	35.19
Weighted Average Grant Date Fair Value, Ending Balance	$ 37.85	$ 29.17
Unearned Restricted Stock Units [Member]
Number of Shares
Number of Shares, Granted	242,390
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Granted	$ 38.48
Vesting Two Years From January 31 of Grant Year | Restricted Stock Units
Weighted Average Grant Date Fair Value
Stock incentive plan, vesting period	24 months
Vesting percentage	50.00%
Vesting Three Years From January 31 of Grant Year | Restricted Stock Units
Weighted Average Grant Date Fair Value
Stock incentive plan, vesting period	36 months
Vesting percentage	25.00%
Vesting Four Years From January 31 of Grant Year | Restricted Stock Units
Weighted Average Grant Date Fair Value
Stock incentive plan, vesting period	48 months
Vesting percentage	25.00%